Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other Assets Disclosure [Text Block]
11. Other Assets
Other assets at December 31, 2013 and 2012 are comprised of the following:

	2013	2012
Servicing advances, net of allowance of $9,642 and $11,518, respectively	$225,436	$125,118
Foreclosure claims receivable, net of allowance of $14,398 and $11,721, respectively	208,226	196,952
Income taxes receivable, net	71,372	—
Accrued interest receivable	66,782	82,965
Corporate advances, net of allowance of $6,168 and $8,967, respectively	64,702	47,778
Goodwill	46,859	46,859
Other real estate owned, net of allowance of $5,958 and $16,051, respectively	29,034	55,277
Fair value of derivatives, net	28,170	33,261
Prepaid assets	12,270	8,841
Margin receivable, net	6,370	40,260
Intangible assets, net	5,813	7,921
Other	49,840	57,833
	$814,874	$703,065

A summary of other real estate owned activity for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Balance, beginning of year	$55,277	$62,120	$56,616
Additions	47,790	49,485	65,230
Provision on OREO	(6,372)	(7,962)	(14,471)
Sales	(67,326)	(48,366)	(45,255)
Other	(335)	—	—
Balance, end of year	$29,034	$55,277	$62,120